Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events

Note 24: Subsequent event

On April 18, 2023, the Company approved a stock repurchase plan to repurchase up to 230,000 ordinary shares, for an aggregate purchase price of not more than US$300,000.

In accordance with ASC 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2022, up through the date the Company issued the audited consolidated financial statements.

ZHEJIANG TIANLAN
Subsequent events
22	Subsequent event

The Company evaluated all events and transactions that occurred after December 31, 2022, up through the date the Company issued the audited consolidated financial statements. Other than the event disclosed above, there was no other subsequent events occurred that would require recognition or disclosure in the Company’s audited consolidated financial statements.